Intangible Assets (Details Narrative) (Lazy Days' R.V. Center, Inc.) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average remaining amortization period	11 years 8 months 12 days
Lazydays' RV Center Inc [Member]
Amortization expense		$ 744	$ 746
Weighted average remaining amortization period		10 years 7 months 6 days